Commitments and Contingencies - Additional Information (Detail)		1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 29, 2013 USD ($)	Jan. 31, 2013 USD ($)	Oct. 02, 2016 USD ($)	Sep. 27, 2015 USD ($)	Jan. 03, 2016 USD ($) site	Dec. 28, 2014 USD ($)	Dec. 22, 2013 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Environmental expenditure amount	$ 0				$ 0	$ 0
Number of sites related to environmental expenditure | site					5
Undiscounted cost of future remediation efforts			$ 4,000,000		$ 4,600,000	6,100,000
Amount of liability to be paid by Deere			2,500,000		2,500,000
Maximum amount of Company's exposure to environmental liability			2,400,000		2,400,000
Indemnification asset recorded against the liability			1,600,000		2,200,000	3,700,000
Letter of credit, amount outstanding			2,900,000		1,800,000	1,300,000
Borrowings on asset-based credit facility			322,600,000	$ 309,900,000
Rent expense under operating leases	500,000				37,300,000	28,900,000
Accrued lease					500,000	800,000
Letter of Credit
Commitments And Contingencies Disclosure [Line Items]
Borrowings on asset-based credit facility			$ 0		0	0
Fertilizer Supplier
Commitments And Contingencies Disclosure [Line Items]
Contract term		3 years
Loan to supplier		$ 3,000,000
Blend Fertilizer Supplier
Commitments And Contingencies Disclosure [Line Items]
Annual blending fees					6,000,000
Blend Fertilizer Supplier | Cancelled Prior to July 2017
Commitments And Contingencies Disclosure [Line Items]
Exit fee if cancelled prior to agreed date					1,200,000
Blend Fertilizer Supplier | Cancelled Prior to July 2018
Commitments And Contingencies Disclosure [Line Items]
Exit fee if cancelled prior to agreed date					600,000
Purchase of Nursery Products and Grass Seeds
Commitments And Contingencies Disclosure [Line Items]
Future obligation					51,700,000
Future obligation, 2016					33,900,000
Future obligation, 2017					17,200,000
Future obligation, 2018					200,000
Future obligation, 2019					400,000
Purchases	$ 0				20,400,000	$ 25,400,000
Services Commitment | Maximum
Commitments And Contingencies Disclosure [Line Items]
Future obligation					$ 2,900,000
Predecessor
Commitments And Contingencies Disclosure [Line Items]
Environmental expenditure amount							$ 300,000
Rent expense under operating leases							27,700,000
Predecessor | Purchase of Nursery Products and Grass Seeds
Commitments And Contingencies Disclosure [Line Items]
Purchases							$ 25,500,000